Significant Accounting Policies	6 Months Ended
Jun. 30, 2016
Significant Accounting Policies [Abstract]
Significant Accounting Policies:
2.      Significant Accounting Policies:
A discussion of the Company's significant accounting policies can be found in the Company's consolidated financial statements included in the Annual Report on Form 20-F for the year ended December 31, 2015, filed with the SEC on April 27, 2016 (the "Consolidated Financial Statements for the year ended December 31, 2015"). There have been no material changes to these policies in the six-month period ended June 30, 2016, other than the adoption of the accounting standard update discussed below.
Consolidation: In February 2015, the FASB issued Accounting Standards Update No. 2015-02 (ASU 2015-02): Consolidation - Amendments to the Consolidation Analysis, which changes the guidance as to whether an entity is a variable interest entity (VIE) or a voting interest entity and how related parties are considered in the VIE model. As of June 30, 2016, the Company has adopted the provisions of ASU 2015-02, which did not impact the interim condensed consolidated financial statements.
Recent Accounting pronouncements:
In March 2016, the FASB issued ASU 2016-08, "Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net) ("ASU 2016-08"), which clarifies the implementation guidance on principal versus agent considerations. The Amendments in ASU 2016-8 affect the guidance in the ASU 2014-09, which is not yet effective. ASU 2016-08 is effective for fiscal years beginning after December 15, 2017, and interim reporting periods within those years. Early application is permitted for annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The Company is currently evaluating the provisions of this guidance and assessing its impact on its consolidated financial statements and notes disclosures.
In March 2016, the FASB issued ASU 2016-09, "Compensation-Stock Compensation - Improvements to Employee Share-Based Payment Accounting (Topic 718)" ("ASU 2016-09"), which involves several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. Under the new standard, all excess income tax benefits and deficiencies are to be recognized as income tax expense or benefit in the income statement and the tax effects of exercised or vested awards should be treated as discrete items in the reporting period in which they occur. An entity should also recognize excess tax benefits regardless of whether the benefit reduces taxes payable in the current period. Excess tax benefits should be classified along with other income tax cash flows as an operating activity. In regards to forfeitures, the entity may make an entity-wide accounting policy election to either estimate the number of awards that are expected to vest or account for forfeitures when they occur. ASU 2016-09 is effective for fiscal years beginning after December 15, 2016, including interim periods within that reporting period, however early adoption is permitted. The Company is currently evaluating the provisions of this guidance and assessing its impact on its consolidated financial statements and notes disclosures.
Other accounting pronouncements recently issued but not yet adopted include ASU 2016 - 01 “Financial Instruments - Overall”, ASU 2016 - 02 “Leases (Topic 842)”, ASU 2016 - 03 “Intangibles - Goodwill and other”, ASU 2016 - 07 “Investments - Equity method and Joint Ventures, ASU 2016 -10 “Revenue from contracts with customers” and ASU 2016 - 12 “Revenue from contracts with customers”. The Company is evaluating the above pronouncements. The adoption of these pronouncements is not expected to have a material impact on the Company's consolidated financial statements.